Goodwill and Intangible Assets - Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 44,928
Goodwill, foreign currency adjustments	(119)	$ 885	$ 501
Goodwill, acquired during period		3,991	7,292
Decrease in goodwill due to measurement period adjustments relating to business acquisition, net	(1,228)	0	0
Goodwill, written off related to the disposition of GEH Singapore	(1,447)
Goodwill, ending balance	44,130	44,928
Continuing Operations
Goodwill [Roll Forward]
Goodwill, beginning balance	44,928	42,048	34,255
Goodwill, foreign currency adjustments	(184)	885	501
Goodwill, acquired during period		1,995	7,292
Decrease in goodwill due to measurement period adjustments relating to business acquisition, net	(614)
Goodwill, written off related to the disposition of GEH Singapore	0
Goodwill, ending balance	44,130	44,928	42,048
Discontinued Operations
Goodwill [Roll Forward]
Goodwill, beginning balance	1,996	0	0
Goodwill, foreign currency adjustments	65	0	0
Goodwill, acquired during period		1,996	0
Decrease in goodwill due to measurement period adjustments relating to business acquisition, net	(614)
Goodwill, written off related to the disposition of GEH Singapore	(1,447)
Goodwill, ending balance	0	1,996	0
Operating Activities
Goodwill [Roll Forward]
Goodwill, beginning balance	46,924	42,048	34,255
Goodwill, ending balance	44,130	46,924	42,048
Tradenames
Indefinite-Lived Intangible Assets [Roll Forward]
Indefinite-lived intangible assets (excluding goodwill), beginning balance	35,997	35,997	35,997
Indefinite-lived intangible assets, foreign currency adjustments	0	0	0
Indefinite-lived intangible assets acquired		0	0
Indefinite-lived intangible assets (excluding goodwill), measurement period adjustment	0
Indefinite-lived intangible assets, written off related to the disposition of GEH Singapore	0
Indefinite-lived intangible assets (excluding goodwill), ending balance	35,997	35,997	35,997
Tradenames | Continuing Operations
Indefinite-Lived Intangible Assets [Roll Forward]
Indefinite-lived intangible assets (excluding goodwill), beginning balance	35,997	35,997	35,997
Indefinite-lived intangible assets, foreign currency adjustments	0	0	0
Indefinite-lived intangible assets acquired		0	0
Indefinite-lived intangible assets (excluding goodwill), measurement period adjustment	0
Indefinite-lived intangible assets, written off related to the disposition of GEH Singapore	0
Indefinite-lived intangible assets (excluding goodwill), ending balance	35,997	35,997	35,997
Tradenames | Discontinued Operations
Indefinite-Lived Intangible Assets [Roll Forward]
Indefinite-lived intangible assets (excluding goodwill), beginning balance	0	0	0
Indefinite-lived intangible assets, foreign currency adjustments	0	0	0
Indefinite-lived intangible assets acquired		0	0
Indefinite-lived intangible assets (excluding goodwill), measurement period adjustment	0
Indefinite-lived intangible assets, written off related to the disposition of GEH Singapore	0
Indefinite-lived intangible assets (excluding goodwill), ending balance	$ 0	$ 0	$ 0